Business Segments (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Business Segments

	2012	2011	2010
Revenues:
Transportation	$103,476	97,801	89,637
Mining royalty land	4,483	4,261	4,510
Developed property rentals	19,555	18,044	17,191
	$127,514	120,106	111,338

Operating profit:
Transportation	$9,107	9,602	9,716
Mining royalty land	3,905	3,507	3,696
Developed property rentals	5,497	5,874	5,126
Corporate expenses:
Allocated to transportation	(1,631)	(1,574)	(1,480)
Allocated to mining land	(674)	(650)	(588)
Allocated to developed property	(1,012)	(975)	(883)
Unallocated	(1,091)	(1,415)	(1,084)
	(4,408)	(4,614)	(4,035)
	$14,101	14,369	14,503

Interest expense:
Mining royalty land	$40	37	39
Developed property rentals	2,598	3,309	3,889
	$2,638	3,346	3,928

Capital expenditures:
Transportation	$10,459	6,743	6,568
Mining royalty land	11,039	—	59
Developed property rentals:
Capitalized interest	1,646	1,232	952
Internal labor	609	603	281
Real estate taxes (a)	(1,209)	1,212	1,157
Other costs (b)	11,804	8,082	1,686
	$34,348	17,872	10,703
(a) Includes a $2,311 adjustment related to a receivable on previously capitalized real estate taxes on the Anacostia property for fiscal 2012.
(b) Net of 1031 exchange of $4,941 for fiscal 2011.

Depreciation, depletion and
amortization:
Transportation	$6,750	6,269	6,143
Mining royalty land	112	111	103
Developed property rentals	5,729	5,222	5,053
Other	403	608	208
	$12,994	12,210	11,507

Identifiable net assets at September 30:
	2012	2011	2010
Transportation	$42,642	39,001	43,100
Discontinued Transportation Operations	—	114	542
Mining royalty land	39,695	28,295	28,651
Developed property rentals	184,358	175,618	164,601
Cash items	6,713	21,026	17,151
Unallocated corporate assets	2,297	2,336	3,667
	275,705	266,390	257,712